Leases (Schedule Of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases) (Details) $ in Millions	Sep. 30, 2017 USD ($)
Leases [Abstract]
2018	$ 24.2
2019	20.9
2020	14.7
2021	10.3
2022	6.9
Thereafter	25.5
Total minimum lease payments	$ 102.5